Segment and Geographical Information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,599,864	$ 4,611,856
Geographic Concentration Risk | Sales Revenue, Net
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,599,864	$ 4,611,856
Revenues (as a percent)	100.00%	100.00%
Geographic Concentration Risk | Sales Revenue, Net | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 345,915	$ 316,699
Revenues (as a percent)	6.20%	6.90%
Geographic Concentration Risk | Sales Revenue, Net | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,719,489	$ 2,973,934
Revenues (as a percent)	66.40%	64.50%
Geographic Concentration Risk | Sales Revenue, Net | EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 917,116	$ 799,602
Revenues (as a percent)	16.40%	17.30%
Geographic Concentration Risk | Sales Revenue, Net | APAC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 553,361	$ 467,009
Revenues (as a percent)	9.90%	10.10%
Geographic Concentration Risk | Sales Revenue, Net | Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 63,983	$ 54,612
Revenues (as a percent)	1.10%	1.20%